Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash	$ 8,434	$ 30,823	$ 10,763
Prepaid expenses	2,500	60,750	52,500
Prepaid income taxes	192,613
Total current assets	203,547	91,573	63,263
Dividend receivable	69,021	243,073	228,904
Cash and Investments held in Trust Account	18,473,627	55,495,253	60,156,291
TOTAL ASSETS	18,746,195	55,829,899	60,448,458
Current liabilities:
Accrued expenses	744,146	492,826	204,882
Working capital and extension loans – related party	2,756,000	1,791,000	320,000
Business combination deposits	200,000	200,000	125,000
Income tax payable		358,882	253,426
Franchise tax payable	52,595	12,300	12,000
Excise tax payable	462,021	81,578
Total current liabilities	4,239,762	2,961,586	940,308
Deferred tax liability	14,494	51,045	48,070
Deferred underwriting discounts and commissions	2,012,500	2,012,500	2,012,500
TOTAL LIABILITIES	6,266,756	5,025,131	3,000,878
Commitments and contingencies
Common stock subject to possible redemption	18,806,228	55,426,618	59,544,769
Stockholders’ deficit:
Common stock value	185	185	185
Additional paid-in capital
Accumulated deficit	(6,326,974)	(4,622,035)	(2,097,374)
Total stockholders’ deficit	(6,326,789)	(4,621,850)	(2,097,189)
TOTAL LIABILITIES, TEMPORARY EQUITY, AND STOCKHOLDERS’ DEFICIT	18,746,195	55,829,899	60,448,458
Related Party
Current liabilities:
Due to related parties	$ 25,000	$ 25,000	$ 25,000